File No. 33-53698
                                                     and 811-7322

                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                       ____________________

                             FORM N-1A
                      REGISTRATION STATEMENT
                 UNDER THE SECURITIES ACT OF 1933 [X]

                  Pre-Effective Amendment No. __       [   ]
                  Post-Effective Amendment No.  6      [X]

                              and/or

                      REGISTRATION STATEMENT
             UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                          Amendment No. 7
                 (Check Appropriate Box or Boxes)
                       ____________________

          CANANDAIGUA NATIONAL COLLECTIVE INVESTMENT FUND
               FOR          QUALIFIED         TRUSTS

        (Exact Name of Registrant as Specified in Charter)

         72 SOUTH MAIN STREET, CANANDAIGUA, NEW YORK 14424
       (Address of Principal Executive Office and Zip Code)

     REGISTRANT'S TELEPHONE NUMBER: 1-800-724-2621 (EXT. 216)
                       ____________________

                    Robert G. Sheridan, Cashier
          The Canandaigua National Bank and Trust Company
                       72 South Main Street
                    CANANDAIGUA, NEW YORK 14424
              (Name and Address of Agent for Service)

                             Copy to:
                       Thomas P. Young, Esq.
                      Underberg & Kessler LLP
                         1800 Chase Square
                     Rochester, New York 14604

                     (Continued on next page)


           Approximate Date of Proposed Public Offering:
              Registration Statement Became Effective
                         December 11, 1992

      It is proposed that this filing will become effective:
                      (Check appropriate box)

          [ X ] Immediately upon filing pursuant to Paragraph (b)
          [   ] On [date] pursuant to Paragraph (b)
          [   ] 60 Days After Filing pursuant to Paragraph (a)(1)
          [   ] On [date] pursuant to Paragraph (a)(1)
          [   ] 75 days after filing pursuant to Paragraph (a)(2)
          [   ] On [date] pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:
          [   ] This post-effective amendment designates  a  new  effective date for a previously filed post-effective amendment.

                DECLARATION PURSUANT TO RULE 24f-2:

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant hereby elects to register an indefinite number of units of beneficial interest in the Registrant.


Pursuant to General Instruction E to Form N-1A, the Registrant hereby incorporates by reference herein the contents of its prior filing on this Form, Post-Effective Amendment No. 5, which was filed with the Commission on April 29, 1997.

                            SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 and by authorization of a power of attorney filed with the Securities and Exchange Commission, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized as attorney-in-fact for the officers and members of the Supervisory Committee of the Registrant, in Canandaigua, New York on the 11th day of August, 1997.


                         CANANDAIGUA NATIONAL
                         COLLECTIVE INVESTMENT FUND
                         FOR QUALIFIED TRUSTS


                         By: /S/ ROBERT J. SWARTOUT, SECRETARY

                            Robert    J.   Swartout,   Secretary   of   the
                            Supervisory
                            Committee and as attorney-in-fact for Robert J. Craugh, Chairman of the Supervisory Committee, Gregory S. MacKay, Treasurer and member of the Supervisory Committee, and Robert N. Coe and Donald C. Greenhouse, members of the Supervisory Committee.

                           EXHIBIT INDEX



EXHIBIT
NUMBER                         DOCUMENT DESCRIPTION                        LOCATION
11.1                   Consent of Morga Jones & Hufsmith, P.C.          Filed herewith

C:\TPY\CNB\N1APEA6.REG